Summary Of Significant Accounting Policies GAAP Reconciliation Of Net Income To Taxable Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliaton of GAAP to taxable income [Abstract]
Net income attributable to Boston Properties Limited Partnership	$ 101,264	$ 174,140	$ 505,189	$ 60,923	$ 75,264	$ 66,234	$ 136,561	$ 56,542	$ 841,516	$ 334,601	$ 317,152
Straight line rent adjustments									(82,904)	(89,982)	(87,773)
Book/tax differences from depreciation and amortization									(174,384)	(106,862)	(118,728)
Book/tax differences on gains/losses from capital transactions									(138,300)	(24,958)	(45,056)
Book/tax differences from stock-based compensation									(46,935)	(22,035)	(937)
Other book/tax differences, net									(7,835)	(42,004)	(50,022)
Taxable Income									$ 849,466	$ 390,562	$ 354,010